AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED OCTOBER 15, 2013

TO THE

PROSPECTUS AND SUMMARY PROSPECTUS DATED MARCH 1, 2013,

AS SUPPLEMENTED THROUGH APRIL 8, 2013

U.S. INFLATION-INDEXED FUND

 (TICKER SYMBOLS:  FFIHX, FNIHX, FCIHX)

This supplement to the Prospectus and Summary Prospectus dated March 1, 2013, as supplemented through April 8, 2013, for the American Independence Funds Trust, updates certain information in the Prospectus with respect to the U.S. Inflation-Indexed Fund (the “Fund), a series of the Trust.

Effective November 15, 2013, the CUSIPs for the Institutional Class shares and Class A shares will be changed as follows:

	Former CUSIP	New CUSIP
U.S. Inflation-Indexed Fund – Institutional Class	30242R824	026762229
U.S. Inflation-Indexed Fund – Class A	30242R642	026762237

The ticker symbols for these classes will remain the same. The Cover of the Prospectus is updated to reflect the above noted changes. There is no change in CUSIP for the Class C shares of the U.S. Inflation-Indexed Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED OCTOBER 15, 2013

TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2013,

AS SUPPLEMENTED THROUGH APRIL 8, 2013

U.S. INFLATION-INDEXED FUND

 (TICKER SYMBOLS:  FFIHX, FNIHX, FCIHX)

This supplement to the Statement of Additional Information dated March 1, 2013, as supplemented through April 8, 2013 (the “SAI”), for the American Independence Funds Trust, updates certain information in the SAI with respect to the U.S. Inflation-Indexed Fund (the “Fund), a series of the Trust.

Effective November 15, 2013, the CUSIPs for the Institutional Class shares and Class A shares will be changed as follows:

	Former CUSIP	New CUSIP
U.S. Inflation-Indexed Fund – Institutional Class	30242R824	026762229
U.S. Inflation-Indexed Fund – Class A	30242R642	026762237

The ticker symbols for these classes will remain the same. The Cover of the SAI is updated to reflect the above noted changes. There is no change in CUSIP for the Class C shares of the U.S. Inflation-Indexed Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE